Dividends Dividends (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended										12 Months Ended
	Dec. 31, 2019	Oct. 31, 2019	Sep. 30, 2019	Jul. 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Sep. 30, 2018	Feb. 28, 2018	Feb. 28, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Aug. 31, 2019	Jun. 30, 2019	Aug. 31, 2018	Dec. 31, 2016
Common Stock, Dividends, Per Share, Declared											$ 2.65	$ 2.5140	$ 1.1247
Quarterly dividend [Member]
Common Stock, Dividends, Per Share, Declared	$ 0.10
Common Stock, Dividends, Per Share, Cash Paid		$ 0.10		$ 0.10	$ 0.10
Annual variable dividend
Common Stock, Dividends, Per Share, Declared	$ 2.25
Common Stock, Dividends, Per Share, Cash Paid							$ 2.5140		$ 1.1247	$ 0.6808
Series B Preferred Stock
Dividends payable							$ 13.4							$ 13.4		$ 13.5
Preferred Stock, Dividends, Per Share, Cash Paid			$ 26.875			$ 26.875		$ 27.024
Common Stock [Member]
Dividends payable	$ 1,375.4										$ 1,375.4
Common Stock [Member] | Quarterly dividend [Member]
Dividends payable	58.5		$ 58.5			$ 58.4					58.5				$ 58.4
Common Stock [Member] | Annual variable dividend
Dividends payable	$ 1,316.9										$ 1,316.9	$ 1,467.9	$ 655.1				$ 395.4